Acquisition - Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Non-controlling interest		$ (157)	$ 0
Goodwill		$ 396,704	$ 379,072
SuprNation [Member]
Business Acquisition [Line Items]
Total purchase consideration	$ 30,653
Non-controlling interest	118
Identifiable Assets	13,838
Cash and cash equivalents	3,776
Accounts receivable, net	99
Prepaid expenses, and other assets	612
Platform Technology	6,987
Customers	8,893
Gaming Licenses	476
Property and equipment, net	34
Operating lease right-of-use assets, net	200
Other non-current assets	171
Accounts payable and accrued expenses	(1,449)
Income taxes payable	(111)
Short-term operating lease liabilities	(191)
Other current liabilities	(3,794)
Deferred tax liabilities, net	(1,630)
Other non-current liabilities	(235)
Goodwill	$ 16,933